Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balances and Transactions with Related Parties [Line Items]
Share-based payment related expenses	$ 58	$ 147	$ 500
Share-based payment employee	$ 202	$ 505	$ 3,216